Note 6 - Property and Equipment, Net - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment, Gross, Ending Balance	$ 11,206	$ 8,945
Less accumulated depreciation and amortization	(7,284)	(6,282)
Property, Plant and Equipment, Net, Ending Balance	3,922	2,663
Computer Equipment [Member]
Property, Plant and Equipment, Gross, Ending Balance	5,777	4,030
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross, Ending Balance	2,769	2,633
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross, Ending Balance	1,102	887
Building [Member]
Property, Plant and Equipment, Gross, Ending Balance	786	766
Office Equipment [Member]
Property, Plant and Equipment, Gross, Ending Balance	394	384
Software and Software Development Costs [Member]
Property, Plant and Equipment, Gross, Ending Balance	$ 378	$ 245